SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 19, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Basic And Diluted [Line Items]
Income (loss) from continuing operations attributable to ordinary shares		$ 1,483	$ 911	$ (205)
Loss from discontinued operations attributable to ordinary shares		0	0	(14)
Net income (loss) attributable to ordinary shares		$ 1,483	$ 911	$ (219)
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation (in shares)		4,064,298	3,896,018	3,671,547
Potential shares issuable upon conversion of convertible note	363,636	363,636	363,636	0
Additional shares underlying unvested stock		32,501	20,307	0
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation (in shares)		4,460,435	4,279,961	3,671,547
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations (in dollars per share)		$ 0.36	$ 0.23	$ (0.06)
Discontinued operations (in dollars per share)		$ 0	$ 0	$ 0.00
Net income (loss) (in dollars per share)		$ 0.36	$ 0.23	$ (0.06)
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations (in dollars per share)		$ 0.33	$ 0.21	$ (0.06)
Discontinued operations (in dollars per share)		$ 0	$ 0	$ 0.00
Net income (loss) (in dollars per share)		$ 0.33	$ 0.21	$ (0.06)